Share-Based Payments - Summary of Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the year	21,505,797	21,481,457	10,881,194
Granted during the year Number		10,000,000	13,272,356
Exercised during the year Number		(9,975,660)	(2,672,093)
Balance at end of the end year Number		21,505,797	21,481,457
Vested and exercisable at end of the year Number		0	0
November 14, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			November 14, 2014
Type of performance right granted			Director rights
Fair value | $ / shares			$ 0.037
Balance at start of the year			857,844
Exercised during the year Number			(857,844)
Vested and exercisable at end of the year Number			0
November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 25, 2016	November 25, 2016
Type of performance right granted		Director rights	Director rights
Fair value | $ / shares		$ 0.038	$ 0.038
Balance at start of the year	5,472,734	8,209,101	10,023,350
Exercised during the year Number		(2,736,367)	(1,814,249)
Balance at end of the end year Number		5,472,734	8,209,101
Vested and exercisable at end of the year Number		0	0
November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 17, 2017	November 17, 2017
Type of performance right granted		Director rights	Director rights
Fair value | $ / shares		$ 0.021	$ 0.024
Balance at start of the year	8,533,063	13,272,356
Granted during the year Number			13,272,356
Exercised during the year Number		(4,739,293)	0
Balance at end of the end year Number		8,533,063	13,272,356
Vested and exercisable at end of the year Number		0	0
November 21, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 21, 2018
Type of performance right granted		Director rights
Fair value | $ / shares		$ 0.039
Balance at start of the year	7,500,000
Granted during the year Number		10,000,000
Exercised during the year Number		(2,500,000)
Balance at end of the end year Number		7,500,000
Vested and exercisable at end of the year Number		0
Share consolidation adjustment [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the year	2,150,581
Granted during the year Number	1,500,000
Exercised during the year Number	(950,290)
Balance at end of the end year Number	2,700,291	2,150,581
Vested and exercisable at end of the year Number	0
Share consolidation adjustment [member] | November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 25, 2016
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.380
Balance at start of the year	547,274
Exercised during the year Number	(273,637)
Balance at end of the end year Number	273,637	547,274
Vested and exercisable at end of the year Number	0
Share consolidation adjustment [member] | November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 17, 2017
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.210
Balance at start of the year	853,307
Exercised during the year Number	(426,653)
Balance at end of the end year Number	426,654	853,307
Vested and exercisable at end of the year Number	0
Share consolidation adjustment [member] | November 1, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 1, 2019
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.280
Granted during the year Number	1,500,000
Balance at end of the end year Number	1,500,000
Vested and exercisable at end of the year Number	0
Share consolidation adjustment [member] | November 16, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 16, 2018
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.390
Balance at start of the year	750,000
Exercised during the year Number	(250,000)
Balance at end of the end year Number	500,000	750,000
Vested and exercisable at end of the year Number	0